Share-Based Payment - Schedule of Restricted Stock (Details) - Restricted share units [member]	12 Months Ended
Dec. 31, 2024 shares
Schedule of Restricted Stock [Line Items]
Restricted stocks granted but not yet vested at
Restricted stocks granted	17,308
Restricted stocks vested	(4,608)
Restricted stocks granted but not yet vested at	12,700